Condensed Consolidated Interim Statements of Financial Position (Unaudited) (Parenthetical) - ₪ / shares	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	69,337,312	68,711,584
Ordinary shares, shares outstanding	69,337,312	68,711,584
Subject to possible redemption	0	615,366